Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Maturity Schedule for Contractual Commitments
The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects all recent deferral agreements with DSME, Samsung, Cosco and Dalian, and assumes the Company exercises the remaining deferral options for the Sevan Developer with Cosco:

(In US$ millions)	2017	2018	2019	2020	2021	2022 and thereafter	Total
Newbuilding commitments	2,180	1,398	520	—	—	—	4,098

Maximum Potential Future Payment for each Type of Guarantee
The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2016	December 31, 2015
Guarantees in favor of customers [1,2,3]	1,403	1,530
Guarantees in favor of banks [1,2,3,4]	1,677	1,632
Guarantees in favor of suppliers [1,3,4]	2,600	2,744
Total	5,680	5,906

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $185 million (2015: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $621 million (2015: $698 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.4 million (2015: $86 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2015: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2015: $81 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2015: $8 million). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $253 million and EUR 24 million ($25 million) (2015: $268 million and EUR 33 million ($36 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 8 million ($10 million) (2015: GBP 9 million ($14 million)). As of December 31, 2016 the Company recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein. Please also refer to "Note 38 – Subsequent Events" for the agreement we reached on April 25. 2017 to extinguish certain of the guarantees provided on behalf of Archer.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $787 million (2015: $550 million). There were no guarantees in favor of suppliers in relation to the Company's joint venture Seabras Sapura Holdco (2015: $125 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein for more information.